Income Tax - Schedule of Income Taxes PRC (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule Of Income Taxes Prc [Abstract]
Current income tax expense	$ 180,939	$ 51,179
Deferred income tax benefit	(1,993)	(6,793)
Total income tax expense	$ 178,946	$ 44,386